Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000230413 | NVIDIA Corp8779317
Holdings [Line Items]
Percent of Total Investments	5.60%
C000230413 | Microsoft Corp8779155
Holdings [Line Items]
Percent of Total Investments	5.30%
C000230413 | Apple8777712
Holdings [Line Items]
Percent of Total Investments	4.10%
C000230413 | Amazon.com Inc8777623
Holdings [Line Items]
Percent of Total Investments	3.00%
C000230413 | Meta Platforms8779132
Holdings [Line Items]
Percent of Total Investments	2.30%
C000230413 | Broadcom Inc8777899
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230413 | Alphabet Inc8777614
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230413 | Alphabet Inc8777617
Holdings [Line Items]
Percent of Total Investments	1.20%
C000230413 | Berkshire Hathaway Inc8777834
Holdings [Line Items]
Percent of Total Investments	1.20%
C000230413 | Tesla Inc8779854
Holdings [Line Items]
Percent of Total Investments	1.20%
C000230413 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230413 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000230413 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000230413 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230413 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230413 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230413 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230413 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230413 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000230413 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000230413 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000230413 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000230413 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000230413 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000230414 | U.S. Treasury Notes8780078
Holdings [Line Items]
Percent of Total Investments	3.50%
C000230414 | U.S. Treasury Notes8780082
Holdings [Line Items]
Percent of Total Investments	3.20%
C000230414 | U.S. Treasury Notes8780166
Holdings [Line Items]
Percent of Total Investments	2.90%
C000230414 | U.S. Treasury Notes8780086
Holdings [Line Items]
Percent of Total Investments	2.90%
C000230414 | U.S. Treasury Bonds8780270
Holdings [Line Items]
Percent of Total Investments	2.60%
C000230414 | U.S. Treasury Notes8780044
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230414 | U.S. Treasury Bonds8780272
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230414 | U.S. Treasury Notes8780049
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230414 | U.S. Treasury Notes8780025
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230414 | FNMA8779918
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230414 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230414 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230414 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230414 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000230414 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000230414 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230414 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230414 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230414 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230414 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000230414 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230414 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230414 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000230414 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230414 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000230414 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000230415 | SPDR Bloomberg Emerging Markets USD Bond ETF8780163
Holdings [Line Items]
Percent of Total Investments	50.10%
C000230415 | SPDR Portfolio High Yield Bond ETF8780168
Holdings [Line Items]
Percent of Total Investments	49.60%
C000230415 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000230415 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.10%